Interest-Bearing Borrowings (Details) - Schedule of carrying amounts of pledged assets - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 64,640,192	¥ 637,214,327
Rights to earnings in the Group’s subordinated tranches of consolidated VIEs [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets		312,080,250
Rights to earnings in loans principal, interest and financing service fee receivables [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets		32,578,951
Loans principal, interest and financing service fee receivables [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 64,640,192	¥ 292,555,126